Foreign currency translation reserve and Other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 23,299
Other comprehensive income	6,679	$ 91	₨ 4,613	₨ 1,023
Ending balance	30,506	$ 418	23,299
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance	(1,120)		(70)	(305)
Other comprehensive income	223		(1,050)	235
Ending balance	(897)		(1,120)	(70)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	2,386		1,164	1,182
Other comprehensive income	1,851		1,222	(18)
Ending balance	4,237		2,386	1,164
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	162		(562)	(98)
Other comprehensive income	1,216		724	(464)
Ending balance	1,378		162	(562)
Capital Redemption Reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	647		1	768
Bonus issue of equity shares				(767)
Buyback of equity shares	475		646
Ending balance	₨ 1,122		₨ 647	₨ 1